Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Redeemable Convertible Preferred Shares
20.	Redeemable convertible preferred shares
Issuance of Series A Preferred Shares
On May 16, 2017, the Company entered into a Series A Preferred Shares subscription agreement with the Series A investors and pursuant to which, the Company issued 22,058,823 shares of Series A Preferred Shares at a price of US$3.4 per share with total cash consideration of US$75,000 (equivalent to RMB509,730 as of the issuance date). The issuance of the Series A Preferred Shares was completed on July 10, 2017.
The key terms of the Series A Preferred Shares are summarized as follows:
Dividends rights
Holders of the Series A Preferred Shares shall be entitled to receive preferential dividends, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, when, as, and if declared by the Board of Directors, at a non-cumulative
rate of at least 8% per annum, prior and in preference to the holders of any other class or series of shares, additionally, the holders of Series A Preferred Shares shall be entitled to receive dividends at the rate no less than the rate for the holders of any other class or series of shares (calculated on an as converted basis).
Conversion feature
Each Series A Preferred Share shall be convertible at the option of the holder thereof, at any time after the Series A issue date into such number of fully paid and non-assessable
ordinary share as determined by dividing the Series A issue price by the then-effective applicable Series A conversion price. Upon the closing of a qualified IPO, each Series A Preferred Share shall automatically be converted into fully-paid and non-assessable
ordinary shares based on the then-effective Series A conversion price. The “Series A conversion price” as of the date of issuance of the Series A Preferred Shares shall initially be the Series A issue price, resulting in an initial conversion ratio for the Series A Preferred Shares of 1:1, and thereafter shall be subject to adjustment and readjustment from time to time as hereinafter provided, being no less than the par value. Adjustments of conversion ratios include the following: adjustment for share splits and combinations, adjustment for ordinary share dividends and distributions, adjustments for other dividends, adjustments for reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions and adjustments to Series A conversion price for dilutive issuance (dilutive issuance means the event of an issuance of new securities, at any time after the issuance date of the Series A Preferred Shares, for a consideration per ordinary share received by the Company (net of any selling concessions, discounts or commissions) less than conversion price of the Series A Preferred Shares in effect immediately prior to such issue.
Redemption feature
At any time and from time to time after the fourth (4th) anniversary of the date of issuance of the Series A Preferred Shares (the “Redemption Date”), upon written notice of the holders of fifty percent (50%) or more of the then issued and outstanding Series A Preferred Shares, the Company shall redeem all or a portion of the Series A Preferred Shares held by such holders at the Series A Redemption Price (as defined below), provided that (a) a qualified IPO, (b) the liquidation, dissolution or winding up of Huya and (c) a deemed liquidation event has not been consummated by the Company by the Redemption Date.
The “Series A Redemption Price” for each Series A Preferred Share redeemed shall be 100% of the Series A issue price plus accrued daily interest (on the basis of a
365-day
year basis) at a rate of eight percent (8%) per annum and any declared but unpaid dividends on such Series A Preferred Share.
If the Company’s assets or funds legally available for any redemption of Series A Preferred Shares shall be insufficient to permit the payment of the applicable Series A Redemption Price in full in respect of each redeeming Series A Preferred Share, with respect to any remaining Series A Preferred Shares to be redeemed, each of the redeeming holders of the Series A Preferred Shares may choose to request the Company to (and the Company upon such request shall) execute and deliver to such redeeming holder a convertible promissory note (the “Convertible Note”) for the full amount of the redemption payment due but not paid to such holder; provided, that such Convertible Note shall be due and payable no later than twelve months of the redemption closing date, the full amount due under such Convertible Note shall accrue interest daily (on the basis of a
365-day
year) at a rate of eight percent (8%) per annum.
Voting rights
The holder of a Series A Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder’s collective Series A Preferred Shares are convertible immediately.
Liquidation preferences
In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the members (after satisfaction of all creditors’ claims and claims that may be preferred by Law) shall be distributed to the members of Huya as follows:
(1) First, the holders of the Series A Preferred Shares shall be entitled to receive for each Series A Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any other class or series of shares by reason of their ownership of such shares, an amount equal to the sum of (i) 100% of the Series A issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series A Preferred Shares (collectively, the “Series A Preference Amount”).
If the assets and funds thus distributed among the holders of the Series A Preferred Shares shall be insufficient to permit the payment to such holders of the full Series A Preference Amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Shares in proportion to the aggregate Series A Preference Amount each such holder is otherwise entitled to receive pursuant to this subparagraph (1).
(2) If there are any assets or funds remaining after the Series A Preference Amount has been distributed or paid in full to the applicable Series A preferred shareholders pursuant to subparagraph (1) above, the remaining assets and funds of the Company available for distribution to the members shall be distributed ratably among all members according to the relative number of ordinary shares held by such member (treating for this subparagraph (2) all Series A Preferred Shares as if they had been converted to ordinary shares immediately prior to such liquidation, dissolution or winding up of the Company).
Accounting of Series A Preferred Shares
The Company classified the Series A Preferred Shares as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. The Preferred Shares are recorded initially at fair value, net of issuance costs.
As holders of the Series A Preferred Shares who exercise the redemption rights are allowed to request the Company to issue a convertible note if the Company’s assets or funds legally available for redemption are insufficient, the host contract is considered to be a debt host. The Company determined that there were no embedded derivatives requiring bifurcation from the host contract. The redemption feature is considered clearly and closely related to the host contract. While the conversion feature is not clearly and closely related to the host contract, no bifurcation is required as the conversion feature does not meet the definition of a derivative because the terms of the contracts do not require or explicitly state that it permits net settlement for the conversion feature.
Issuance of Series
B-2
Preferred Shares and modification of the Series A Preferred Shares
On March 8, 2018, the Company issued 64,488,235 shares of Series
B-2
Preferred Shares at a price of approximately US$7.16 per share for cash consideration of US$461,600 (equivalent to RMB2,919,112 as of the issuance date) to Linen Investment Limited, a wholly-owned subsidiary of Tencent Holdings Limited (“Tencent”, also refer to Tencent’s consolidated operating entities, where appropriate), representing an equity interest of 34.6% of the Company on an as-converted
basis (the “Transaction”). Upon the closing of the Transaction, the Company’s Series A Preferred Shares were divided into 17,647,058 Series
A-1
Preferred Shares and 4,411,765 Series
A-2
Preferred Shares.
The key terms of the Series
B-2
Preferred Shares are summarized as follows:
Dividends rights
When, as, and if a dividend is declared by the board of directors, holders of the Series
B-2
Preferred Shares shall be entitled to receive the higher of (1) preferential dividends, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, at a non-cumulative
rate of at least 8% per annum of the Series
B-2
issue price, prior and in preference to the holders of any other class or series of Shares or (2) the pro-rata
share of dividends, payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other, pari passu with the holders of any other class or series of Shares (calculated on an as-converted
basis), prior and in preference to the holders of any other class or series of Shares.
Conversion feature
Each Series
B-2
Preferred Share shall be convertible at the option of the holder thereof, at any time after the Series
B-2
issue date into such number of fully paid Class B ordinary share as determined by dividing the Series
B-2
issue price by the then-effective applicable Series
B-2
conversion price. Upon the closing of a qualified IPO, each Series
B-2
Preferred Share shall automatically be converted into fully-paid Class B ordinary shares based on the then-effective Series
B-2
conversion price. The “Series
B-2
conversion price” as of the date of issuance of the Series
B-2
Preferred Shares shall initially be the Series
B-2
issue price, resulting in an initial conversion ratio for the Series
B-2
Preferred Shares of 1:1, and thereafter shall be subject to adjustment and readjustment from time to time as hereinafter provided, being no less than the par value. Adjustments of conversion ratios include the following: adjustment for share splits and combinations, adjustment for ordinary share dividends and distributions, adjustments for other dividends, adjustments for reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions and adjustments for dilutive issuance (dilutive issuance means the event of an issuance of new securities, at any time after the issuance date of the Series
B-2
Preferred Shares, for a consideration per Class B ordinary share received by the Company (net of any selling concessions, discounts or commissions) less than conversion price of the Series
B-2
Preferred Shares in effect immediately prior to such issue).
Redemption feature
Upon written notice of the holders of fifty percent (50%) or more of the then issued and outstanding Series
B-2
Preferred Shares, the Company shall redeem all or a portion of the Series
B-2
Preferred Shares held by such holders at the Series
B-2
Redemption Price, if any of the following events occurs: (a) the Company’s failure to complete a Qualified IPO by the fourth (4th) anniversary of the Closing, (b) any material breach by the Warrantors (as defined in the Subscription Agreement) under the Transaction Documents, (c) the liquidation, dissolution or winding up of the Company, (d) a Deemed Liquidation Event and (e) any redemption by any holder of another series of Preferred Shares in accordance with these Articles.
The “Series
B-2
Redemption Price” for each Series
B-2
preferred share redeemed shall be 100% of the Series
B-2
issue price plus accrued daily interest (on the basis of a
365-day
year basis) at a rate of eight percent (8%) per annum and any declared but unpaid dividends on such Series
B-2
preferred share.
If the Company’s assets or funds legally available for any redemption of preferred shares pursuant hereto shall be insufficient to permit the payment of the applicable Series
B-2
Redemption Price or Series A Redemption Price in full in respect of each redeeming preferred share, those assets or funds, including out of the share premium account and capital, subject to the statute, which are legally available shall be, to the extent permitted by applicable law (a) first utilized to fully redeem Series
B-2
preferred shares requested and entitled to be redeemed on a
pro-rata
basis and (b) secondly utilized to fully redeem Series A Preferred Shares requested and entitled to be redeemed on a pro-rata
basis. With respect to any remaining preferred shares to be redeemed, each of the redeeming holders of the preferred shares may choose, at its sole discretion, either (i) request the Company to (and the Company upon such request shall) execute and deliver to such redeeming holder a convertible promissory note (the “Convertible Note”) for the full amount of the redemption payment due but not paid to such holder; provided, that such Convertible Note shall be due and payable no later than twelve (12) months of the redemption closing date, the full amount due under such Convertible Note shall accrue interest daily (on the basis of a
365-day
year) at a rate of eight percent (8%) per annum, and each holder of such Convertible Note shall have the right, at its option, to convert the unpaid principal amount of the Convertible Note and the accrued but unpaid interest thereon, into applicable preferred shares at a per share conversion price equal to the applicable preferred share issue price; or (ii) request the Company to (and the Company upon such request shall) carry forward and redeem the remaining preferred shares to be redeemed as soon as the Company has legally available funds to do so.
Dual voting structure
Concurrent with the Transaction, the Company adopted a dual voting structure on its shares. The Company’s ordinary shares were divided into Class A and Class B ordinary shares, while the Company’s preferred shares were divided into Series
A-1,
Series
A-2,
Series
B-1
and Series
B-2
preferred shares. Holders of Class A ordinary shares, Series
A-1
and Series
B-1
preferred shares (“Low Vote Shares”) are entitled to one vote per share in all shareholders’ meetings, while holders of Class B ordinary shares, Series
A-2
and Series
B-2
preferred shares (“High Vote Shares”) are entitled to ten votes per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time at the discretion of the Class B shareholders thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Each Series
A-2
and Series
B-2
preferred share is convertible into one Class B ordinary share of the Company, while Series
A-1
and Series
B-1
preferred shares are only convertible into Class A ordinary shares and shall not be convertible into Class B ordinary shares. Prior to the consummation of a qualified IPO, in the event of any direct or indirect sale or transfer of any High Vote Shares to a party other than any of holders of High Vote Shares, such High Vote Shares, which are Class B ordinary shares, Series
A-2
preferred shares or Series
B-2
preferred shares, shall convert into an equal number of Low Vote Shares, which are Class A ordinary shares, Series
A-1
preferred shares or Series
B-1
preferred shares. Upon the closing of a qualified IPO, each Series
A-2
and Series
B-2
preferred share would automatically be converted into a Class B ordinary share, while each Series
A-1
and Series
B-1
preferred share would automatically be converted into a Class A ordinary share. Except for conversion rights and voting rights, holders of Class A and Class B ordinary shares have the same rights, Series
A-1
and Series
A-2
preferred shares have the same rights, and Series
B-1
and Series
B-2
have the same rights, respectively.
Liquidation preferences
In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the members (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed to the members of Huya as follows:
(1)

First, the holders of the Series
B-2
preferred shares shall be entitled to receive for each Series
B-2
preferred share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any other class or series of shares by reason of their ownership of such shares, an amount equal to the higher of (a) the sum of (i) 100% of the Series
B-2
issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series
B-2
preferred shares, provided that if the assets and funds thus distributed among the holders of the Series
B-2
preferred shares shall be insufficient to permit the payment to such holders of the full amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series
B-2
preferred shares in proportion to the aggregate amount each such holder is otherwise entitled to receive pursuant to this clause (1)(a), or (b) the pro-rata
share of the distributions of the Company available to all holders of ordinary shares on an as-converted
basis.
(2)

After the distribution or payment in full of the aggregate of the amount to the holders of the Series
B-2
Preferred Shares as described above, the holders of the Series A Preferred Shares shall be entitled to receive for each Series A Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of ordinary shares by reason of their ownership of such shares, an amount equal to the higher of (a) the sum of (i) 100% of the Series A issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series A Preferred Shares, provided that if the assets and funds thus distributed among the holders of the Series A Preferred Shares shall be insufficient to permit the payment to such holders of the full amount, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Series A Preferred Shares in proportion to the aggregate amount each such holder is otherwise entitled to receive pursuant to this subparagraph (2)(a), or (b) the pro-rata
share of the distributions of the Company available to all holders of ordinary shares on an as-converted
basis.
(3)

If there are any assets or funds remaining after the payment above has been distributed or paid in full to the applicable preferred shareholders, the remaining assets and funds of the Company available for distribution to the members shall be distributed ratably among all members holding ordinary shareholders according to the relative number of ordinary shares held by such member.
Right to purchase additional shares
In addition, the Company also granted an option to Tencent to enable it to purchase additional equity shares and increase its voting interest in the Company to reach 50.10% on an as-converted
and fully diluted basis (defined as “call option”). The additional equity shares will be settled by JOYY’s equity shares in the Company or equity shares newly issued by the Company if JOYY decides not to sell its shares. Tencent has the exclusive right to exercise the call option, at any time, commencing on the second anniversary of the closing of the Transaction and ending on the third anniversary of the closing. The exercise price of the option shall be the fair market price, which means the higher of (i) the price per ordinary share based on the Company’s post-money valuation upon the closing, and (ii) either (1) a per ordinary share issue price for the most recent qualified financing of the Company, if the Company has not then completed a qualified IPO at the time of Tencent’s exercise of such purchase right, or (2) the average of closing trading prices in the last 20 trading days prior to the Company’s and JOYY’s receipt of Tencent’s written notice to exercise such purchase right, if the Company is then a public company.
Accounting of Series
B-2
Preferred Shares
Prior to the completion of IPO, the Company has determined that the Series
B-2
Preferred Shares should be classified as mezzanine equity in the consolidated balance sheets because they were redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of certain liquidation events outside of the Company’s control. As holders of the Series
B-2
Preferred Shares who exercise the redemption rights are allowed to request the Company to issue a convertible note if the Company’s assets or funds legally available for redemption are insufficient, the host contract is considered to be a debt host.
As discussed below, the conversion features and the call option shall be separately accounted for as liabilities, which are initially measured at fair value, and the initial carrying value for Series
B-2
Preferred Shares recorded in mezzanine equity is allocated on a residual basis. The mezzanine equity component is accreted to the redemption value of the Series
B-2
Preferred Shares.
The Company has determined that conversion feature embedded in the Series
B-2
Preferred Shares is required to be bifurcated and accounted for as a derivative liability. The conversion feature is an equity instrument as it results in conversion of preferred shares into equity shares. Therefore, this feature is not clearly and closely related to the debt host. In addition, under the terms of the liquidation preference, in the occurrence of a liquidation or a deemed liquidation, the holders of the Series
B-2
Preferred Shares are entitled to receive the higher of (a) the sum of (i) 100% of the Series
B-2
issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series
B-2
Preferred Shares or (b) the
pro-rata
share of the distributions of the Company available to all holders of ordinary shares on an as-converted
basis. Therefore, the holder will receive the greater of a fixed amount or the if-converted
value. As a result, the conversion value may be realized in cash upon a liquidation or deemed liquidation, and therefore the net settlement criteria is met for the conversion feature. So the conversion feature meets the definition of a derivative and would be classified as a liability and measured at fair value at the end of each reporting year.
In addition, the Company has also determined that the call option is recorded as an investor option liability. In accordance with ASC Subtopic
815-10,
the option is deemed legally detachable and separately exercisable from the preferred shares and, thus, accounted for as a freestanding instrument, furthermore, as the number of shares to be purchased by Tencent to reach 50.10% voting interest in the Company is not fixed, the call option is not considered indexed to the Company’s own stock. The Company has considered that the fair value of the investor option liability is minimal as the exercise price of the call option is the fair market price. Therefore, no balance of the call option was recognized on March 8, 2018, and for the year ended December 31, 2019, no gain (loss) arising from the change in fair value of investor option liability was recognized in the Group’s consolidated statements of comprehensive (loss) income.
Upon the completion of the IPO, each Series
B-2
Preferred Share was automatically converted into one Class B ordinary share. As a result, 64,488,235 Class B ordinary shares were issued, and the balance of Series
B-2
Preferred Shares was transferred to Class B ordinary shares and additional paid-in
capital on that date.
Accounting of modification of the Series A Preferred Shares
As discussed above, the Company adopted a dual voting structure on its shares concurrent with the Transaction and certain Series A Preferred Shares were designated as Low Vote Shares. Considering the facts that the dual voting structure does not provide any means for the High Vote Shares to monetize or obtain economic benefits from such rights over the other shareholders and the creation of the dual voting structure does not change the position that JOYY controls and Tencent has significant influence over the Company, the Company believed that the wealth transfer among different class of preferred shareholders and ordinary shareholders as a result of the creation of the dual voting structure is minimal and does not need to be accounted for.
Prior to the issuance of Series
B-2
Preferred Shares, under the terms of the liquidation preferences, holders of the Series A Preferred Shares would be entitled to receive an amount equal to the sum of (i) 100% of the Series A issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series A Preferred Shares upon a liquidation or deemed liquidation. Concurrent with the issuance of the Series
B-2
Preferred Shares, the liquidation payment of the Series A Preferred Shares were modified to align with that of Series
B-2
Preferred Shares, which is that, the holders of Series A Preferred Shares would receive an amount at the higher of (a) the sum of (i) 100% of the Series A issue price, and (ii) any and all accrued or declared but unpaid dividends on such Series A Preferred Shares or (b) the pro-rata
share of the distributions of the Company available to all holders of ordinary shares on an as-converted
basis in a liquidation or deemed liquidation.
Prior to the modification, there was no net settlement mechanism of the conversion feature of Series A Preferred Shares and therefore the conversion feature did not meet the definition of a derivative liability and was not bifurcated and accounted for separately. After the issuance of Series
B-2
Preferred Shares, the modification to the payment under liquidation preference of Series A Preferred Shares provided a net settlement mechanism to the conversion feature embedded. As detailed in the analysis of the Series
B-2
Preferred Shares above, the Company has considered that the conversion feature of the modified Series A Preferred Shares meets the definition of a derivative liability and should be bifurcated and accounted separately from the host contract post modification. As the host contract of the Series A Preferred Shares has been significantly changed by providing net settlement mechanism for the conversion rights, the Company has concluded that the modification to Series A Preferred Shares should be accounted for as an extinguishment.
Upon the modification of Series A Preferred Shares and prior to the IPO, the difference between the fair value of the modified Series A Preferred Shares and the carrying value of Series A Preferred Shares on the modification date should be recognized as a deemed dividend against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit of the Company. On the modification date, in the absence of retained earnings, all the additional paid-in
capital has been exhausted and additional charges were recorded in accumulated deficit due to the deemed dividend to Series A Preferred Shareholders. Post the modification date, the accretion of the
Pre-IPO
Preferred Shares consumed the additional
paid-in
capital until exhaustion. The allocation of the consumption of additional paid-in
capital between Series A Preferred Shares and Series
B-2
Preferred Shares was proportionate to the respective total amount of accretion for the period. As discussed above, the conversion feature shall be separately accounted for as a derivative liability at fair value, and the carrying value for the modified Series A Preferred Shares recorded in mezzanine equity is allocated on a residual basis. The conversion feature is remeasured at fair value at each subsequent reporting period with changes in fair value recognized in the Group’s consolidated statements of comprehensive (loss) income. The mezzanine equity component is accreted to the redemption value of the Series A Preferred Shares.
Upon the completion of the IPO, each Series
A-1
Preferred Share and Series
A-2
Preferred Share were automatically converted into one Class A ordinary share and Class B ordinary share, respectively. As a result, 17,647,058 Class A ordinary shares and 4,411,765 Class B ordinary shares were issued, respectively, and the balance of Series
A-1
Preferred Shares and Series
A-2
Preferred Shares was transferred to Class A ordinary shares and Class B ordinary shares and additional paid-in
capital on that date, respectively.
Fair values of derivative liabilities

Upon the completion of the IPO, the derivative liabilities were derecognized and the balance was transferred to additional paid-in
capital accordingly. For the year ended December 31, 2019, there is no changes in the fair values of these conversion features which required to be bifurcated and accounted for as derivative liabilities.
Accretion of preferred shares to redemption value
Series A Preferred Shares
Prior to the extinguishment of the Series A Preferred Shares as of March 8, 2018, the Company recognized accretion to the redemption value of the Series A Preferred Shares over the period starting from issuance date to the earliest redemption date. From January 1, 2018 to the extinguishment date, the Company recognized accretion of the Series A Preferred Shares amounted to US$1,101 (equivalent to RMB7,078).
The Company’s Series A Preferred Shares activities from January 1, 2018 to the extinguishment date are summarized below:

Prior to the extinguishment	Number of shares	Amount
		RMB
Mezzanine equity balance as of January 1, 2018	22,058,823	509,668
Accretion to Series A Preferred Shares redemption value prior to the extinguishment	—	7,078
Foreign exchange	—	(17,405)

Mezzanine equity balance as of March 8, 2018	22,058,823	499,341

Upon the extinguishment of the Series A Preferred Shares as of March 8, 2018, mezzanine equity balance of the modified Series A Preferred Shares was adjusted to US$67,063 (equivalent to RMB424,099) after considering the impact from increase of fair value of the whole modified Series A Preferred Shares instrument and bifurcation of conversion features upon the extinguishment. Accordingly, the Company recognized accretion from the modified amount of mezzanine equity to the redemption value of the Series A Preferred Shares over the period starting from the extinguishment date to the earliest redemption date. From the extinguishment date to May 10, 2018, the Company recognized accretion of the Series A Preferred Shares amounted to US$1,651 (equivalent to RMB10,439).
The Company’s Series A Preferred Shares activities from the extinguishment date to December 31, 2018 are summarized below:

Post extinguishment	Number of shares	Amount
		RMB
Mezzanine equity balance as of the extinguishment date	22,058,823	499,341
Revaluation of fair value of the whole instrument upon the extinguishment as of March 8, 2018, recognized as deemed dividend to Series A Preferred Shareholders	—	496,995
Bifurcation of conversion feature as of March 8, 2018	—	(572,237)
Accretion to Series A Preferred Shares redemption value from March 9, 2018 to May 10, 201 8	—	10,439
Foreign exchange	—	1,961
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	(22,058,823)	(436,499)

Mezzanine equity balance as of December 31, 2018	—	—

Series
B-2
Preferred Shares
The Company recognized accretion from the initial carrying value of mezzanine equity to the redemption value of the Series
B-2
Preferred Shares over the period starting from issuance date to the earliest redemption date. From the issuance date to May 10, 2018, the Company recognized accretion of the Series
B-2
Preferred Shares amounted to US$8,558 (equivalent to RMB54,111). For the year ended December 31, 2019, there is no issuance and accretion related to redemption of the Series
B-2
Preferred Shares.